GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL:

1.

QTREX Quantum Ltd. (formerly Inspira Technologies Oxy B.H.N. Ltd (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. On April 6, 2026, the company purchased manufacturing electronics business, including intellectual property, equipment, tooling, books and records, inventory, transferred customer contracts, leasehold rights and accounts receivable. As a result, the Company currently operates in two principal areas of activity: (i) the medical technology industry in the field of respiratory support technology and (ii) Additively Manufactured Electronics (“AME”) and related additive manufacturing technologies.

In March 2026, the Company established a wholly owned subsidiary for its medical technology operations. As of June 30, 2026, no operations, assets or liabilities had been transferred to the subsidiary, and the subsidiary had not commenced operations.

Medical technology activities:

The Company is engaged in the research, development, and manufacturing-related and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Augmented Respiratory Technology), a respiratory support technology targeted toward utilizing blood monitoring and direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake. The aim is to provide an alternative to invasive mechanical ventilation, which is associated with high risks, complications, high costs and high mortality rates.

●	The HYLA blood sensor, a non-invasive optical blood sensor designed to perform real-time and continuous blood parameter measurements, potentially reducing the need for intermittent blood samples from patients.

●	The INSPIRA ART100 System, an advanced form of life support system, better known by the medical industry as a cardiopulmonary bypass system, which has been designed for use in procedures requiring cardiopulmonary bypass for six hours or less.

The Company’s INSPIRA™ ART100 system received U.S. Food and Drug Administration (“FDA”) 510(k) regulatory clearance for cardiopulmonary bypass procedures and Israeli Medical Equipment Division certification for extra-corporeal membrane oxygenation and cardiopulmonary bypass procedures. The Company’s other products, including the INSPIRA™ ART and HYLA™ blood sensor, have not yet been tested or used in humans and have not been approved by any regulatory entity.

The Company continues to market and sell its ART100 systems, generating ongoing commercial revenue. The Company also continues to develop its HYLA blood sensor and intends to file it with the FDA in order to pursue a commercialization clearance. Simultaneously, the Company is actively pursuing strategic opportunities to monetize its medical assets to maximize shareholder value.

Additively Manufactured Electronics and additive manufacturing activities:

On April 1, 2026, the Company entered into an Asset Purchase Agreement with Nano Dimension Technologies Ltd. (the “Seller”), pursuant to which the Company agreed to acquire certain assets and assume certain liabilities related to the Seller’s AME and Fabrica businesses. The transaction was completed on April 6, 2026.

The acquired assets include, among other things, intellectual property, equipment, tooling, inventory, transferred customer contracts, leasehold rights and accounts receivable associated with the AME and Fabrica businesses.

The Company’s AME platform is an advanced electronics manufacturing platform that utilizes specialized additive manufacturing technologies to produce electronic devices and components. The platform includes high-precision 3D electronic printing systems, proprietary conductive and dielectric materials, design and simulation software, engineering know-how, manufacturing equipment and related services.

As part of the business combination, the Company also acquired assets comprising the Fabrica business, which utilizes micro-additive manufacturing technologies for the production of high-resolution polymer and composite parts.

See Note 4 for additional information regarding the business combination.

Following the business combination, the Company operates through two principal areas of activity: its acquired additive manufacturing operations, including the AME and Fabrica businesses, and its legacy medical technology operations.

2.

The accompanying unaudited interim condensed consolidated financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern.

The Company currently conducts operations in both the AME and additive manufacturing fields and the medical technology field. Following the business combination completed on April 6, 2026, the Company operates an existing commercial AME business while continuing the development and commercialization of its legacy medical technologies. With respect to its medical technology activities, the Company is at the deployment stage with respect to the INSPIRA ART100 and is in the development stage with respect to its other medical technologies. In addition, the company is conducting research and development in the AME and additive manufacturing fields to advance its printed electronics capabilities for producing quantum connectivity products. The Company also expects to fund its operations through sales of the Company’s FDA-cleared technology and from its acquired AME business. As of June 30, 2026, the Company has incurred accumulated losses of $86 million and expects to continue to fund its operations, in part, through financing, such as the issuance of Ordinary Shares and warrants, in addition to through Israel Innovation Authority (“IIA”) grants, and revenues generated from its AME and medical technology activities. There is no assurance that such financing will be obtained. Our dependency on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. These interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

3.

The Company’s offices and operating facilities are located in Ra’anana and Ness-Ziona, Israel. Since October 2023, Israel has experienced significant military and geopolitical developments involving Hamas in the Gaza Strip, Hezbollah in Lebanon, the Houthi movement in Yemen and Iran. These developments have resulted in periods of heightened regional instability, disruptions to international transportation and shipping routes, and increased uncertainty in the Israeli and regional business environment.

A ceasefire between Israel and Hamas took effect in October 2025. Although the ceasefire has significantly reduced the overall level of hostilities, military incidents and exchanges have continued during 2026, and the implementation of arrangements intended to bring a more permanent end to the conflict remains uncertain.

Hostilities involving Israel and Iran have also escalated significantly. Following earlier direct exchanges between Israel and Iran, the military conflict involving Israel, Iran and the United States intensified during 2026. Although temporary ceasefire arrangements have been reached from time to time, regional tensions remain elevated and there can be no assurance that hostilities will not resume or further escalate.

In addition, tensions involving Hezbollah in Lebanon and the Houthi movement in Yemen have continued to contribute to regional instability and disruptions to shipping and trade routes.

These developments may adversely affect the Israeli economy and could result in disruptions to the Company’s operations, supply chain, transportation, availability of personnel and access to financial and capital markets. As of the date of issuance of these unaudited interim condensed consolidated financial statements, the Company’s operations have not been materially adversely affected by these developments. The Company continues to monitor the potential impact of the regional security situation on its operations and financial conditions.